Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Shareholders' Equity [Abstract]
Cash dividends per share (in dollars per share)	$ 0.98	$ 0.91	$ 0.87